Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Source	Sep. 30, 2012	Dec. 31, 2012 Source	Dec. 31, 2011
Significant Of Accounting Policies [Line Items]
Cash and cash equivalent maturity period	90 days		90 days
Amount due to customers under credit arrangements	$ 1,964,000		$ 1,351,000	$ 0
Restricted cash			455,000	0
Minimum maturity for short-term investment	90 days		90 days
Maximum maturity for short-term investment	1 year		1 year
Bad debt expenses			344,000	180,000
Number of primary sources	2		2
Goodwill impairment			0
Estimated dividend yield			0.00%
Risk-free interest rate			0.00%
Awards vesting, service period	4 years		4 years
contractual term	10 years		10 years
Foreign currency transaction gains (losses)	(2,009,000)	(110,000)	(137,000)	(1,568,000)
Non monetary transaction			362,000	0
Net proceeds from IPO	122,131,000
Notional value, forward contracts	2,500,000
Expired dates of forward contracts	From July through September 2013
Computer equipment and software[Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life			3 years
furniture and equipment
Significant Of Accounting Policies [Line Items]
Estimated useful life			7 years
Software Development
Significant Of Accounting Policies [Line Items]
Estimated useful life			3 years
Foreign Currency Forward Contracts [Member]
Significant Of Accounting Policies [Line Items]
Realized loss of forward contracts, net of transaction costs	$ 32,000